Litigation, regulatory and similar matters	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Contingent Liabilities Explanatory
b) Litigation, regulatory and similar matters
The

Group

operates in

a legal

and regulatory

environment

that
exposes

it

to

significant

litigation

and

similar

risks

arising

from
disputes and regulatory

proceedings. As a

result, UBS (which

for
purposes of this Note

may refer to UBS

Group AG and/or one or
more

of

its

subsidiaries,

as

applicable)

is

involved

in

various
disputes

and

legal

proceedings,

including

litigation,

arbitration,
and regulatory and criminal investigations.
Such

matters

are

subject

to

many

uncertainties,

and

the
outcome and the

timing of

resolution are often

difficult to

predict,
particularly in the earlier

stages of a case.

There are also situations
where

the

Group

may

enter

into

a

settlement

agreement.

This
may occur in order

to avoid the expense,

management distraction
or reputational implications of continuing to

contest liability, even
for

those

matters

for

which

the

Group

believes

it

should

be
exonerated. The

uncertainties inherent

in all

such matters

affect
the amount and

timing of any

potential outflows for

both matters
with respect to which provisions have been established and other contingent

liabilities.

The

Group

makes

provisions

for

such
matters brought against

it when, in

the opinion of

management
after seeking legal advice,

it is more

likely than not that

the Group
has a

present legal

or constructive

obligation as

a result

of past
events, it is

probable that an

outflow of

resources will be

required,
and the

amount

can be

reliably estimated.

Where these

factors
are otherwise satisfied, a

provision may be established

for claims
that

have

not

yet

been

asserted

against

the

Group,

but

are
nevertheless

expected

to

be,

based

on

the

Group’s

experience
with similar asserted claims. If any of those conditions is not met, such matters

result in

contingent liabilities.

If the

amount of

an
obligation cannot be reliably estimated,

a liability exists that is

not
recognized

even

if

an

outflow

of

resources

is

probable.
Accordingly,

no

provision

is

established

even

if

the

potential
outflow

of

resources

with

respect

to

such

matters

could

be
significant. Developments relating to

a matter that

occur after the
relevant

reporting

period,

but

prior

to

the

issuance

of

financial
statements,

which

affect

management’s

assessment

of

the
provision

for

such

matter

(because,

for

example,

the
developments provide

evidence of

conditions that

existed at

the
end

of

the

reporting

period),

are

adjusting

events

after

the
reporting

period

under

IAS

10

and

must

be

recognized

in

the
financial statements for the reporting period.
Specific litigation,

regulatory and

other matters

are described
below, including

all such

matters that management

considers to
be

material

and

others

that

management

believes

to

be

of
significance

due

to

potential

financial,

reputational

and

other
effects. The amount of

damages claimed, the size

of a transaction
or other information is provided where

available and appropriate
in order to assist

users in considering the magnitude

of potential
exposures.
In

the

case of

certain

matters below,

we state

that we

have
established a

provision, and

for the

other matters,

we make

no
such

statement.

When

we

make

this

statement

and

we

expect
disclosure of the amount of a provision to

prejudice seriously our
position with other

parties in the

matter because it

would reveal
what

UBS

believes

to

be

the

probable

and

reliably

estimable
outflow, we

do not

disclose that

amount. In

some cases

we are
subject

to

confidentiality

obligations

that

preclude

such
disclosure. With respect to the matters for which we do not state whether we have established

a provision, either: (a)

we have not
established a

provision, in

which case

the matter

is treated

as a
contingent liability

under the

applicable accounting

standard; or
(b) we have

established a provision

but expect disclosure

of that
fact to

prejudice seriously

our position

with other

parties in

the
matter

because

it

would

reveal

the

fact

that

UBS

believes

an
outflow of resources to be probable and reliably estimable.
With respect

to certain

litigation, regulatory

and similar

matters
for which we have established provisions, we

are able to estimate
the expected timing

of outflows. However,

the aggregate amount
of the expected outflows for those matters for which we are able to estimate

expected timing

is immaterial

relative to

our current
and expected levels of liquidity over the relevant time periods.
The

aggregate

amount

provisioned

for

litigation,

regulatory
and similar matters as a class

is disclosed in the “Provisions” table
in Note

18a above.

It is

not practicable

to provide

an aggregate
estimate

of

liability

for

our

litigation,

regulatory

and

similar
matters as a class of contingent liabilities. Doing so would require
UBS

to

provide

speculative

legal

assessments

as

to

claims

and
proceedings

that

involve

unique

fact

patterns

or

novel

legal
theories, that have not yet been initiated or are at early

stages of
adjudication,

or

as

to

which

alleged

damages

have

not

been
quantified

by

the

claimants.

Although

UBS

therefore

cannot
provide a numerical estimate of the

future losses that could arise
from litigation,

regulatory and

similar matters,

UBS believes

that
the aggregate

amount of

possible future

losses from

this class

that
are

more than

remote

substantially exceeds

the level

of

current
provisions.

Litigation,

regulatory

and

similar

matters

may

also

result

in
non-monetary

penalties

and

consequences.

A guilty

plea

to,

or
conviction of, a crime could have material consequences for UBS.
Resolution of

regulatory proceedings

may require

UBS to

obtain
waivers

of

regulatory

disqualifications

to

maintain

certain
operations, may entitle regulatory authorities to limit, suspend or terminate licenses and regulatory authorizations, and may permit financial

market

utilities

to

limit,

suspend

or

terminate

UBS’s
participation in such

utilities. Failure to

obtain such

waivers, or

any
limitation, suspension or

termination of licenses,

authorizations or
participations, could have material consequences for UBS.
The risk of

loss associated with

litigation, regulatory and

similar
matters

is

a

component

of

operational

risk

for

purposes

of
determining

capital

requirements.

Information

concerning

our
capital requirements

and the

calculation of

operational risk

for this
purpose

is

included

in

the

“Capital,

liquidity

and

funding,

and
balance sheet” section of this report.
Provisions for litigation, regulatory and similar matters

by business division and in Group Functions
1
USD million
Global
Wealth

Manage-
ment
Personal &
Corporate
Banking

Asset

Manage-
ment
Investment

Bank
Group
Functions Total 2021
Balance at the beginning of the year 861 115 0 227 932 2,135
Increase in provisions recognized in the income statement 754 84 9 107 32 986
Release of provisions recognized in the income statement (60) (11) 0 (4) 0 (74)
Provisions used in conformity with designated purpose (175) (1) (1) (10) (2) (189)
Foreign currency translation / unwind of discount (42) (6) 0 (11) 0 (59)
Balance at the end of the year 1,338 181 8 310 962 2,798
1 Provisions, if any,

for the matters described

in items 3 and

4 of this Note are

recorded in Global Wealth

Management, and provisions,

if any, for

the matters described in

item 2 are recorded in

Group Functions.
Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and

Personal & Corporate Banking, and provisions, if any, for the matters described in item
5 are allocated between the Investment Bank and Group Functions.
1. Inquiries regarding cross-border wealth management
businesses

Tax

and

regulatory

authorities

in

a

number

of

countries

have
made

inquiries,

served

requests

for

information

or

examined
employees located

in their

respective jurisdictions

relating to

the
cross-border

wealth management

services provided

by UBS

and
other financial institutions.

It is possible

that the implementation
of

automatic

tax

information

exchange

and

other

measures
relating to

cross-border provision

of financial

services could

give
rise to further inquiries in

the future. UBS has

received disclosure
orders from the Swiss Federal

Tax Administration (FTA) to transfer
information

based

on

requests

for

international

administrative
assistance in tax matters. The

requests concern a number of UBS
account numbers pertaining to

current and former clients and

are
based

on

data

from

2006

and

2008.

UBS

has

taken

steps

to
inform

affected

clients

about

the

administrative

assistance
proceedings

and

their

procedural

rights,

including

the

right

to
appeal. The requests

are based on

data received from the

German
authorities, who seized certain

data related to UBS clients

booked
in

Switzerland

during

their

investigations

and

have

apparently
shared

this

data

with

other

European

countries.

UBS

expects
additional countries to file similar requests.
Since

2013,

UBS

(France)

S.A.,

UBS

AG

and

certain

former
employees

have

been

under

investigation

in

France

for

alleged
complicity

in

unlawful

solicitation

of

clients

on

French

territory,
regarding

the laundering

of proceeds

of tax

fraud, and

banking
and financial solicitation

by unauthorized persons.

In connection
with this

investigation, the investigating

judges ordered

UBS AG
to provide

bail (“
caution
”) of

EUR
1.1

billion and

UBS (France)

S.A.
to post

bail of

EUR
40

million, which

was reduced

on appeal

to
EUR 10

million.
On

20 February

2019,

the

court

of

first

instance

returned

a
verdict finding UBS AG guilty of unlawful

solicitation of clients on
French territory and aggravated laundering of

the proceeds of tax
fraud,

and

UBS

(France)

S.A.

guilty

of

aiding

and

abetting
unlawful solicitation and of laundering the proceeds of tax fraud.
The court

imposed fines aggregating

EUR
3.7

billion on

UBS AG
and

UBS

(France)

S.A.

and

awarded

EUR
800

million

of

civil
damages to the French

state. A trial

in the French Court

of Appeal
took place in

March 2021.

On 13 December

2021, the

Court of
Appeal

found

UBS

AG

guilty

of

unlawful

solicitation

and
aggravated

laundering

of

the

proceeds

of

tax

fraud.

The

court
ordered

a

fine

of

EUR
3.75

million,

the

confiscation

of
EUR 1

billion, and

awarded civil

damages to

the French

state of
EUR 800

million. The

court also

found UBS

(France) SA

guilty of
the aiding and abetting of

unlawful solicitation and ordered it

to
pay a fine of EUR 1.875

million. UBS AG has filed an appeal with
the

French

Supreme

Court

to

preserve

its

rights.

The

appeal
enables UBS AG

to thoroughly assess the

verdict of the

Court of
Appeal

and

to

determine

next

steps

in

the

best

interest

of

its
stakeholders. The fine

and confiscation imposed

by the Court

of
Appeal are

suspended during the

appeal. The civil

damages award
has been

paid to

the French

state (EUR
99

million of

which was
deducted from the bail), subject to the result of UBS’s appeal.
Our balance

sheet at

31 December 2021

reflected provisions
with

respect

to

this

matter

in

an

amount

of

EUR
1.1

billion
(USD 1.252

billion

at

31

December

2021).

The

wide

range

of
possible

outcomes

in

this

case

contributes

to

a

high

degree

of
estimation uncertainty and

the provision reflects

our best estimate
of

possible

financial

implications,

although

actual

penalties and
civil

damages

could

exceed

(or

may

be

less

than)

the

provision
amount.
In 2016,

UBS was

notified by

the Belgian

investigating judge
that it

was under

formal investigation

(“
inculpé
”) regarding

the
allegations of

laundering of

proceeds of

tax fraud,

banking and
financial

solicitation

by

unauthorized

persons,

and

serious

tax
fraud.

In

November

2021,

the

Council

Chamber

approved

a
settlement with the Brussels

Prosecution Office for EUR
49

million
without

recognition

of

guilt

with

regard

to

the

allegations

of
banking

and

financial

solicitation

by

unauthorized

persons

and
serious tax fraud. The allegation of laundering of proceeds of tax fraud was dismissed.
Our balance

sheet at

31 December

2021 reflected

provisions
with respect to matters described

in this item 1 in

an amount that
UBS believes

to be

appropriate under

the applicable

accounting
standard.

As

in

the

case

of

other

matters

for

which

we

have
established provisions, the

future outflow of resources

in respect
of

such

matters

cannot

be

determined

with

certainty

based

on
currently

available

information

and

accordingly

may

ultimately
prove

to

be

substantially

greater

(or

may

be

less)

than

the
provision that we have recognized.
2. Claims related to sales of residential mortgage-backed
securities and mortgages
From 2002 through

2007, prior to the

crisis in the US

residential
loan market, UBS was

a substantial issuer and

underwriter of US
residential

mortgage-backed

securities

(RMBS)

and

was

a
purchaser and seller of US residential mortgages.

In November 2018,

the DOJ

filed a

civil complaint

in the

District
Court for

the Eastern

District of

New York.

The complaint

seeks
unspecified

civil

monetary

penalties

under

the

Financial
Institutions

Reform,

Recovery

and

Enforcement

Act

of

1989
related

to

UBS’s

issuance,

underwriting

and

sale

of

40

RMBS
transactions

in

2006

and

2007.

UBS

moved

to

dismiss

the

civil
complaint

on

6 February

2019.

On

10 December

2019,

the
district court denied UBS’s motion to dismiss.

Our balance sheet at

31 December 2021 reflected a

provision
with respect to matters described

in this item 2 in

an amount that
UBS believes

to be

appropriate under

the applicable

accounting
standard.

As

in

the

case

of

other

matters

for

which

we

have
established provisions, the

future outflow of resources

in respect
of

this

matter

cannot

be

determined

with

certainty

based

on
currently

available

information

and

accordingly

may

ultimately
prove

to

be

substantially

greater

(or

may

be

less)

than

the
provision that we have recognized.
3. Madoff
In

relation

to

the

Bernard

L.

Madoff

Investment

Securities

LLC
(BMIS) investment

fraud, UBS

AG, UBS

(Luxembourg) S.A.

(now
UBS

Europe

SE,

Luxembourg

branch)

and

certain

other

UBS
subsidiaries

have

been

subject

to

inquiries

by

a

number

of
regulators,

including

the

Swiss

Financial

Market

Supervisory
Authority

(FINMA)

and

the

Luxembourg

Commission

de
Surveillance du Secteur Financier.

Those inquiries concerned

two
third-party funds established

under Luxembourg

law, substantially
all

assets

of

which

were

with

BMIS,

as

well

as

certain

funds
established in

offshore

jurisdictions with

either direct

or indirect
exposure

to

BMIS.

These

funds

faced

severe

losses,

and

the
Luxembourg

funds

are
in

liquidation.

The

documentation
establishing

both

funds

identifies

UBS

entities

in

various

roles,
including

custodian,

administrator,

manager,

distributor

and
promoter,

and

indicates

that

UBS

employees

serve

as

board
members.
In

2009

and

2010,

the

liquidators

of

the

two

Luxembourg
funds

filed

claims

against

UBS

entities,

non-UBS

entities

and
certain individuals, including current

and former UBS employees,
seeking

amounts

totaling

approximately

EUR
2.1

billion,

which
includes

amounts

that

the

funds

may

be

held

liable

to

pay

the
trustee for the liquidation of BMIS (BMIS Trustee).
A

large

number

of

alleged

beneficiaries

have

filed

claims
against UBS

entities (and

non-UBS entities)

for purported

losses
relating

to

the

Madoff

fraud.

The

majority

of

these

cases

have
been filed in

Luxembourg, where decisions

that the claims

in eight
test

cases

were

inadmissible

have

been

affirmed

by

the
Luxembourg

Court

of

Appeal,

and

the

Luxembourg

Supreme
Court has dismissed a further appeal in one of the test cases.

In the

US, the

BMIS Trustee

filed claims

against UBS

entities,
among others, in relation to the two Luxembourg funds and

one
of

the

offshore

funds.

The

total

amount

claimed

against

all
defendants

in

these

actions

was

not

less

than

USD
2

billion.

In
2014, the US Supreme

Court rejected the BMIS

Trustee’s motion
for leave to appeal decisions dismissing

all claims except those for
the

recovery

of

approximately

USD
125

million

of

payments
alleged to

be fraudulent

conveyances and

preference payments.
In 2016, the bankruptcy court dismissed

these claims against the
UBS entities. In February 2019, the Court of Appeals reversed the dismissal

of

the

BMIS

Trustee’s

remaining

claims,

and

the

US
Supreme Court subsequently denied a

petition seeking review of
the Court

of Appeals’

decision. The

case has

been remanded

to
the Bankruptcy Court for further proceedings.
4. Puerto Rico
Declines since 2013 in the market prices of Puerto Rico municipal bonds and of

closed-end funds

(funds) that

are sole-managed and
co-managed

by

UBS

Trust

Company

of

Puerto

Rico

and
distributed by UBS

Financial Services Incorporated of

Puerto Rico
(UBS PR)

led to

multiple regulatory

inquiries, which

in 2014

and
2015, led to settlements

with the Office

of the Commissioner of
Financial Institutions

for the

Commonwealth of

Puerto Rico,

the
US Securities

and Exchange

Commission (SEC)

and the

Financial
Industry Regulatory Authority.
Since then,

UBS clients

in Puerto

Rico who

own the

funds or
Puerto Rico municipal bonds and/or

who used their UBS account
assets

as

collateral

for

UBS

non-purpose

loans

filed

customer
complaints and arbitration demands seeking aggregate

damages
of USD 3.4

billion, of

which USD
3.1

billion have

been resolved
through

settlements,

arbitration

or

withdrawal

of

claims.
Allegations include

fraud, misrepresentation

and unsuitability

of
the funds and of the loans.
A

shareholder

derivative

action

was

filed

in

2014

against
various UBS

entities and

current and

certain former

directors of
the funds, alleging hundreds

of millions of US

dollars in losses in
the funds. In

2021, the

parties reached an

agreement to settle

this
matter for USD 15

million, subject to court approval.

In 2011,

a purported

derivative action

was filed

on behalf

of
the Employee Retirement

System of

the Commonwealth of

Puerto
Rico

(System)

against

over

40

defendants,

including

UBS

PR,
which

was

named

in

connection

with

its

underwriting

and
consulting

services.

Plaintiffs

alleged

that

defendants

violated
their

purported

fiduciary

duties

and

contractual

obligations

in
connection

with the

issuance and

underwriting

of USD
3

billion
of

bonds

by

the

System

in

2008

and

sought

damages

of

over
USD 800

million. In 2016, the court granted the System’s request
to

join

the

action

as

a

plaintiff.

In

2017,

the

court

denied
defendants’ motion to

dismiss the complaint.

In 2020, the

court
denied plaintiffs’ motion for summary judgment.
Beginning in 2015, certain

agencies and public corporations

of
the

Commonwealth

of

Puerto

Rico

(Commonwealth)

defaulted
on certain

interest payments

on Puerto

Rico bonds.

In 2016,

US
federal

legislation

created

an

oversight

board

with

power

to
oversee

Puerto

Rico’s

finances

and

to

restructure

its

debt.

The
oversight

board

has

imposed

a

stay

on

the

exercise

of

certain
creditors’

rights.

In

2017,

the oversight

board placed

certain of
the

bonds

into

a

bankruptcy-like

proceeding

under

the
supervision of a Federal District Judge.

In

May

2019,

the

oversight

board

filed

complaints in

Puerto
Rico federal

district court

bringing claims

against financial,

legal
and

accounting

firms

that

had

participated

in

Puerto

Rico
municipal

bond

offerings,

including

UBS,

seeking

a

return

of
underwriting

and

swap

fees

paid

in

connection

with

those
offerings. UBS

estimates that

it received

approximately USD
125
million in fees in the relevant offerings.
In August

2019, and

February and

November 2020,

four US
insurance companies that insured issues of Puerto Rico municipal bonds

sued

UBS

and

several

other

underwriters

of

Puerto

Rico
municipal bonds

in three

separate cases.

The actions

collectively
seek

recovery

of

an

aggregate

of

USD
955

million

in

damages
from

the

defendants.

The

plaintiffs

in

these

cases

claim

that
defendants failed to

reasonably investigate financial

statements in
the

offering

materials

for

the

insured

Puerto

Rico

bonds

issued
between 2002 and 2007, which plaintiffs argue they relied

upon
in agreeing to insure the

bonds notwithstanding that they had

no
contractual

relationship

with

the

underwriters.

Defendants’
motions

to

dismiss

were

granted

in

two

of

the

cases;

those
decisions are

being appealed

by the

plaintiffs. In

the third

case,
defendants’

motion

to

dismiss

was

denied,

but

on

appeal

that
ruling was reversed and the motion to dismiss was granted.
Our balance

sheet at

31 December 2021

reflected

provisions
with respect

to matters described

in this

item 4 in

amounts that
UBS believes

to be

appropriate under

the applicable

accounting
standard.

As

in

the

case

of

other

matters

for

which

we

have
established provisions, the future

outflow of resources

in respect
of

such

matters

cannot

be

determined

with

certainty

based

on
currently

available

information

and

accordingly

may

ultimately
prove

to

be

substantially

greater

(or

may

be

less)

than

the
provisions that we have recognized.
5. Foreign exchange, LIBOR and benchmark rates, and other
trading practices
Foreign exchange-related regulatory matters:

Beginning in 2013,
numerous

authorities

commenced

investigations

concerning
possible manipulation of foreign

exchange markets and precious
metals prices. As a

result of these investigations,

UBS entered into
resolutions

with

Swiss,

US

and

United

Kingdom

regulators

and
the

European

Commission.

UBS

was

granted
  conditional
immunity by the

Antitrust Division of

the DOJ and

by authorities
in other jurisdictions

in connection with

potential competition law
violations

relating

to

foreign

exchange

and

precious

metals
businesses.
Foreign exchange-related

civil litigation:

Putative class

actions
have

been

filed

since

2013

in

US

federal

courts

and

in

other
jurisdictions against

UBS and

other banks

on behalf

of putative
classes of persons

who engaged in

foreign currency transactions
with

any

of

the

defendant

banks.

UBS

has

resolved

US

federal
court class

actions relating

to foreign

currency transactions

with
the

defendant

banks

and

persons

who

transacted

in

foreign
exchange futures

contracts and options

on such futures

under a
settlement agreement that provides for UBS

to pay an aggregate
of

USD
141

million

and

provide

cooperation

to

the

settlement
classes.

Certain

class

members

have

excluded

themselves

from
that settlement and have

filed individual actions in

US and English
courts against UBS and other banks, alleging violations of US

and
European competition laws and unjust enrichment.
In

2015,

a

putative

class

action

was

filed

in

federal

court
against UBS and numerous other banks on behalf of persons and businesses in the

US who

directly purchased foreign

currency from
the defendants

and alleged co-conspirators

for their

own end

use.
In March

2017, the

court granted

UBS’s (and

the other

banks’)
motions to dismiss the complaint. The plaintiffs filed an amended complaint in August

2017. In March

2018, the court

denied the
defendants’ motions to dismiss the amended complaint.
LIBOR

and

other

benchmark-related

regulatory

matters:

Numerous

government

agencies

conducted

investigations
regarding potential improper attempts by UBS,

among others, to
manipulate

LIBOR

and

other

benchmark

rates

at

certain

times.
UBS

reached

settlements

or

otherwise

concluded

investigations
relating

to

benchmark

interest

rates

with

the

investigating
authorities. UBS

was granted

conditional leniency

or conditional
immunity

from

authorities

in

certain

jurisdictions,

including

the
Antitrust

Division

of

the

DOJ

and

the

Swiss

Competition
Commission

(WEKO),

in

connection

with

potential

antitrust

or
competition law violations related to certain

rates. However, UBS
has not reached a final settlement with WEKO,

as the Secretariat
of WEKO has asserted

that UBS does

not qualify for full

immunity.
LIBOR and

other benchmark-related

civil litigation:

A number
of

putative

class

actions

and

other

actions

are

pending

in

the
federal courts

in New

York against

UBS and

numerous other

banks
on

behalf

of

parties

who

transacted

in

certain

interest

rate
benchmark-based derivatives. Also

pending in the

US and in

other
jurisdictions are a number of

other actions asserting losses

related
to various products whose

interest rates were linked to

LIBOR and
other benchmarks, including

adjustable rate mortgages,

preferred
and debt securities, bonds

pledged as collateral, loans,

depository
accounts,

investments

and

other

interest-bearing

instruments.
The

complaints

allege

manipulation,

through

various

means, of
certain

benchmark

interest rates,

including USD

LIBOR, Euroyen
TIBOR, Yen

LIBOR, EURIBOR, CHF LIBOR,

GBP LIBOR, SGD

SIBOR
and

SOR

and

Australian

BBSW,

and

seek

unspecified
compensatory and other damages under varying legal theories.
USD LIBOR class and individual actions

in the US:
In 2013 and
2015,

the

district

court

in

the

USD LIBOR

actions

dismissed,

in
whole

or

in

part,

certain

plaintiffs’

antitrust

claims,

federal
racketeering

claims, CEA

claims, and

state common

law claims,
and

again

dismissed

the

antitrust

claims

in

2016

following

an
appeal. In

December 2021,

the Second

Circuit affirmed

the district
court’s dismissal in part and

reversed in part and

remanded to the
district court for further proceedings. The Second

Circuit, among
other things,

held that

there was

personal jurisdiction

over UBS
and other

foreign defendants

based on

allegations that

at least
one alleged

co-conspirator undertook an

overt act in

the United
States. Separately, in

2018, the Second

Circuit reversed in

part the
district

court’s

2015

decision

dismissing

certain

individual
plaintiffs’ claims and certain of

these actions are now

proceeding.
In

2018,

the

district

court

denied

plaintiffs’

motions

for

class
certification

in the

USD class actions

for

claims pending

against
UBS, and plaintiffs sought permission to appeal that ruling to the
Second

Circuit.

In

July

2018,

the

Second

Circuit

denied

the
petition to

appeal of

the class

of USD lenders

and in

November
2018 denied

the petition

of the

USD exchange class.

In January
2019, a putative class action

was filed in the District

Court for the
Southern District

of New

York against

UBS and

numerous other
banks

on

behalf

of

US

residents

who,

since

1 February

2014,
directly

transacted

with

a

defendant

bank

in

USD LIBOR
instruments.

The

complaint

asserts

antitrust

claims.

The
defendants moved to

dismiss the complaint

in August 2019.

On
26 March 2020 the

court granted defendants’ motion to

dismiss
the complaint in

its entirety. Plaintiffs

have appealed the

dismissal.
In

August

2020,

an

individual

action

was

filed

in

the

Northern
District

of

California

against

UBS

and

numerous

other

banks
alleging that the

defendants conspired to

fix the interest

rate used
as

the

basis

for

loans

to

consumers

by

jointly

setting

the
USD LIBOR

rate

and

monopolized

the

market

for

LIBOR-based
consumer

loans

and

credit

cards. Defendants

moved

to

dismiss
the complaint in September 2021.
Other benchmark class actions in the US:

Yen

LIBOR / Euroyen TIBOR –
In 2014, 2015 and 2017, the court
in

one

of

the

Yen

LIBOR

/

Euroyen

TIBOR

lawsuits

dismissed
certain

of

the

plaintiffs’

claims,

including

the

plaintiffs’

federal
antitrust

and

racketeering

claims.

In

August

2020,

the

court
granted defendants’

motion for

judgment on

the pleadings

and
dismissed the lone remaining claim in the action as impermissibly extraterritorial.

Plaintiffs

have

appealed.

In

2017,

the

court
dismissed

the

other

Yen

LIBOR

/

Euroyen

TIBOR

action

in

its
entirety

on

standing

grounds.

In

April

2020,

the

appeals

court
reversed the dismissal and in August 2020 plaintiffs

in that action
filed

an

amended

complaint

focused

on

Yen

LIBOR.

The

court
granted in part and denied in part defendants’ motion to dismiss the amended complaint in

September 2021 and plaintiffs and

the
remaining defendants have moved for reconsideration.

CHF LIBOR

– In

2017, the

court dismissed the

CHF LIBOR action
on standing grounds and failure

to state a claim. Plaintiffs

filed an
amended complaint, and the court granted a renewed motion to dismiss

in

September

2019.

Plaintiffs

appealed.

In

September
2021,

the

Second

Circuit

granted

the

parties’

joint

motion

to
vacate the dismissal and

remand the case for

further proceedings.

EURIBOR

– In 2017,

the court in

the EURIBOR lawsuit

dismissed
the case as

to UBS and

certain other foreign defendants

for lack
of personal jurisdiction. Plaintiffs have appealed.

SIBOR / SOR

– In October

2018, the court

in the SIBOR

/ SOR
action

dismissed

all

but

one

of

plaintiffs’

claims

against

UBS.
Plaintiffs

filed

an

amended

complaint,

and

the

court

granted

a
renewed

motion

to

dismiss

in

July

2019.

Plaintiffs

appealed.

In
March 2021,

the Second

Circuit reversed

the dismissal.

Plaintiffs
filed an amended

complaint in October

2021, which defendants
have moved to dismiss.

BBSW

–

In

November

2018,

the

court

dismissed

the

BBSW
lawsuit as to UBS and certain other

foreign defendants for lack of
personal jurisdiction. Plaintiffs

filed an

amended complaint

in April
2019,

which

UBS

and

other

defendants

moved

to

dismiss.

In
February

2020,

the

court

granted

in

part

and

denied

in

part
defendants’

motions

to

dismiss

the

amended

complaint.

In
August 2020,

UBS and

other BBSW

defendants joined

a motion
for

judgment

on

the pleadings,

which

the

court denied

in May
2021.

GBP

LIBOR

–

The

court

dismissed

the

GBP

LIBOR

action

in
August 2019. Plaintiffs have appealed.

Government bonds:

Putative class actions

have been filed since
2015 in US federal courts against UBS and other banks on behalf of persons who

participated in markets for US

Treasury securities
since 2007. A consolidated complaint was filed

in 2017 in the US
District Court for the

Southern District of New

York alleging that
the banks colluded with

respect to, and manipulated

prices of, US
Treasury securities

sold at auction

and in the

secondary

market and
asserting

claims

under the

antitrust

laws and

for unjust

enrichment.
Defendants’ motions

to

dismiss the

consolidated complaint was
granted

in

March

2021.

Plaintiffs filed

an

amended

complaint,
which

defendants moved

to

dismiss in

June

2021.

Similar

class
actions have

been filed

concerning European government bonds
and other government

bonds.
In

May

2021,

the

European

Commission

issued

a

decision
finding that

UBS

and

six other

banks breached

European Union
antitrust

rules

in

2007–2011

relating

to

European

government
bonds. The European

Commission

fined UBS EUR
172

million. UBS
is appealing

the amount

of the fine.
With

respect

to

additional

matters

and

jurisdictions

not
encompassed

by

the

settlements

and

orders

referred

to

above,
our balance

sheet at

31 December 2021

reflected a

provision in
an

amount

that

UBS

believes

to

be

appropriate

under

the
applicable accounting

standard. As

in the

case of

other matters
for which

we have

established provisions,

the future

outflow of
resources in

respect of

such matters

cannot be

determined with
certainty based on

currently available information

and accordingly
may ultimately

prove to

be substantially

greater (or

may be

less)
than the provision that we have recognized.
6. Swiss retrocessions
The Federal Supreme Court of Switzerland

ruled in 2012, in

a test
case
against

UBS,

that

distribution

fees

paid

to

a

firm

for
distributing

third-party

and

intra-group

investment

funds

and
structured products must be

disclosed and surrendered to clients
who have

entered into

a discretionary

mandate agreement

with
the firm, absent

a valid

waiver.

FINMA issued

a supervisory

note
to all Swiss

banks in response to

the Supreme Court decision.

UBS
has met

the FINMA

requirements and

has notified all

potentially
affected clients.
The

Supreme

Court

decision

has

resulted,

and

continues

to
result,

in

a

number

of

client

requests

for

UBS

to

disclose

and
potentially

surrender

retrocessions.

Client

requests

are

assessed
on a case-by-case basis. Considerations taken into account when assessing these cases

include, among other

things, the existence
of

a

discretionary

mandate

and

whether

or

not

the

client
documentation

contained

a

valid

waiver

with

respect

to
distribution fees.
Our balance sheet at

31 December 2021 reflected a

provision
with respect to matters described

in this item 6 in

an amount that
UBS believes

to be

appropriate under

the applicable

accounting
standard.

The

ultimate

exposure

will

depend

on

client

requests
and the resolution thereof, factors that

are difficult to predict and
assess. Hence, as in the

case of other matters for

which we have
established provisions, the

future outflow of resources

in respect
of

such

matters

cannot

be

determined

with

certainty

based

on
currently

available

information

and

accordingly

may

ultimately
prove

to

be

substantially

greater

(or

may

be

less)

than

the
provision that we have recognized.

UBS AG
Entity [Table]
Disclosure Of Contingent Liabilities Explanatory
b) Litigation, regulatory and similar matters
UBS operates in a legal and

regulatory environment that exposes
it

to

significant

litigation

and

similar

risks

arising

from

disputes
and regulatory proceedings. As a result, UBS (which for purposes of

this

Note

may

refer

to

UBS

AG

and/or

one

or

more

of

its
subsidiaries, as applicable)

is involved in various

disputes and legal
proceedings, including

litigation, arbitration,

and regulatory

and
criminal investigations.
Such

matters

are

subject

to

many

uncertainties,

and

the
outcome and the

timing of

resolution are often

difficult to

predict,
particularly in the earlier

stages of a case.

There are also situations
where

UBS

may

enter

into

a

settlement

agreement.

This

may
occur in

order to

avoid the

expense, management

distraction or
reputational implications

of continuing

to contest

liability, even

for
those matters for

which UBS believes

it should be

exonerated. The
uncertainties inherent

in all

such matters

affect the

amount and
timing of any potential outflows for both matters with respect to which

provisions

have

been

established

and

other

contingent
liabilities. UBS makes provisions for such matters brought against it when, in

the opinion of management

after seeking legal

advice,
it

is

more

likely

than

not

that

UBS

has

a

present

legal

or
constructive

obligation

as

a

result

of

past

events,

it

is

probable
that an outflow of

resources will be

required, and the

amount can
be reliably estimated. Where these factors

are otherwise satisfied,
a provision may

be established for claims

that have not

yet been
asserted against UBS, but are nevertheless expected to be,

based
on UBS’s

experience with

similar asserted

claims. If

any of

those
conditions is not met, such matters result in contingent liabilities.
If

the

amount

of

an

obligation

cannot

be

reliably

estimated,

a
liability

exists

that

is

not

recognized

even

if

an

outflow

of
resources

is

probable.

Accordingly,

no

provision

is

established
even

if

the

potential

outflow

of

resources

with

respect

to

such
matters could

be significant.

Developments relating

to a

matter
that

occur

after

the

relevant

reporting

period,

but

prior

to

the
issuance

of

financial

statements,

which

affect

management’s
assessment

of

the

provision

for

such

matter

(because,

for
example,

the developments

provide evidence

of

conditions that
existed at

the end

of the

reporting period),

are adjusting

events
after the reporting

period under IAS

10 and must

be recognized
in the financial statements for the reporting period.
Specific litigation,

regulatory and

other matters

are described
below, including

all such

matters that management

considers to
be

material

and

others

that

management

believes

to

be

of
significance

due

to

potential

financial,

reputational

and

other
effects. The amount of

damages claimed, the size

of a transaction
or other information is provided where

available and appropriate
in order to assist

users in considering the magnitude

of potential
exposures.
In

the

case of

certain

matters below,

we state

that we

have
established a

provision, and

for the

other matters,

we make

no
such

statement.

When

we

make

this

statement

and

we

expect
disclosure of the amount of a provision to

prejudice seriously our
position with other

parties in the

matter because it

would reveal
what

UBS

believes

to

be

the

probable

and

reliably

estimable
outflow, we

do not

disclose that

amount. In

some cases

we are
subject

to

confidentiality

obligations

that

preclude

such
disclosure. With respect to the matters for which we do not state whether we have established

a provision, either: (a)

we have not
established a

provision, in

which case

the matter

is treated

as a
contingent liability

under the

applicable accounting

standard; or
(b) we have

established a provision

but expect disclosure

of that
fact to

prejudice seriously

our position

with other

parties in

the
matter

because

it

would

reveal

the

fact

that

UBS

believes

an
outflow of resources to be probable and reliably estimable.
With respect

to certain

litigation, regulatory

and similar

matters
for which we have established provisions, we

are able to estimate
the expected timing

of outflows. However,

the aggregate amount
of the expected outflows for those matters for which we are able to estimate

expected timing

is immaterial

relative to

our current
and expected levels of liquidity over the relevant time periods.
The

aggregate

amount

provisioned

for

litigation,

regulatory
and similar matters as a class

is disclosed in the “Provisions” table
in Note

18a above.

It is

not practicable

to provide

an aggregate
estimate

of

liability

for

our

litigation,

regulatory

and

similar
matters as a class of contingent liabilities. Doing so would require
UBS

to

provide

speculative

legal

assessments

as

to

claims

and
proceedings

that

involve

unique

fact

patterns

or

novel

legal
theories, that have not yet been initiated or are at early

stages of
adjudication,

or

as

to

which

alleged

damages

have

not

been
quantified

by

the

claimants.

Although

UBS

therefore

cannot
provide a numerical estimate of the

future losses that could arise
from litigation,

regulatory and

similar matters,

UBS believes

that
the aggregate

amount of

possible future

losses from

this class

that
are

more than

remote

substantially exceeds

the level

of

current
provisions.

Litigation,

regulatory

and

similar

matters

may

also

result

in
non-monetary

penalties

and

consequences.

A guilty

plea

to,

or
conviction of, a crime could have material consequences for UBS.
Resolution of

regulatory proceedings

may require

UBS to

obtain
waivers

of

regulatory

disqualifications

to

maintain

certain
operations, may entitle regulatory authorities to limit, suspend or terminate licenses and regulatory authorizations, and may permit financial

market

utilities

to

limit,

suspend

or

terminate

UBS’s
participation in such

utilities. Failure to

obtain such

waivers, or

any
limitation, suspension or

termination of licenses,

authorizations or
participations, could have material consequences for UBS.
The risk of

loss associated with

litigation, regulatory and

similar
matters

is

a

component

of

operational

risk

for

purposes

of
determining

capital

requirements.

Information

concerning

our
capital requirements

and the

calculation of

operational risk

for this
purpose

is

included

in

the

“Capital,

liquidity

and

funding,

and
balance sheet” section of this report.
Provisions for litigation, regulatory and similar matters

by business division and in Group Functions
1
USD million
Global
Wealth

Manage-
ment
Personal &
Corporate
Banking

Asset

Manage-
ment
Investment

Bank
Group
Functions Total 2021
Balance at the beginning of the year 861 115 0 227 932 2,135
Increase in provisions recognized in the income statement 754 84 9 107 32 986
Release of provisions recognized in the income statement (60) (11) 0 (4) 0 (74)
Provisions used in conformity with designated purpose (175) (1) (1) (10) (2) (189)
Foreign currency translation / unwind of discount (42) (6) 0 (11) 0 (59)
Balance at the end of the year 1,338 181 8 310 962 2,798
1 Provisions, if any,

for the matters described

in items 3 and

4 of this Note are

recorded in Global Wealth

Management, and provisions,

if any, for

the matters described in

item 2 are recorded in

Group Functions.
Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in item
5 are allocated between the Investment Bank and Group Functions.
1. Inquiries regarding cross-border wealth management
businesses

Tax

and

regulatory

authorities

in

a

number

of

countries

have
made

inquiries,

served

requests

for

information

or

examined
employees located

in their

respective jurisdictions

relating to

the
cross-border

wealth management

services provided

by UBS

and
other financial institutions.

It is possible

that the implementation
of

automatic

tax

information

exchange

and

other

measures
relating to

cross-border provision

of financial

services could

give
rise to further inquiries in

the future. UBS has

received disclosure
orders from the Swiss Federal

Tax Administration (FTA) to transfer
information

based

on

requests

for

international

administrative
assistance in tax matters. The

requests concern a number of UBS
account numbers pertaining to

current and former clients and

are
based

on

data

from

2006

and

2008.

UBS

has

taken

steps

to
inform

affected

clients

about

the

administrative

assistance
proceedings

and

their

procedural

rights,

including

the

right

to
appeal. The requests

are based on

data received from the

German
authorities, who seized certain

data related to UBS clients

booked
in

Switzerland

during

their

investigations

and

have

apparently
shared

this

data

with

other

European

countries.

UBS

expects
additional countries to file similar requests.
Since

2013,

UBS

(France)

S.A.,

UBS

AG

and

certain

former
employees

have

been

under

investigation

in

France

for

alleged
complicity

in

unlawful

solicitation

of

clients

on

French

territory,
regarding

the laundering

of proceeds

of tax

fraud, and

banking
and financial solicitation

by unauthorized persons.

In connection
with this

investigation, the investigating

judges ordered

UBS AG
to provide

bail (“
caution
”) of

EUR
1.1

billion and

UBS (France)

S.A.
to post

bail of

EUR
40

million, which

was reduced

on appeal

to
EUR 10

million.
On

20 February

2019,

the

court

of

first

instance

returned

a
verdict finding UBS AG guilty of unlawful

solicitation of clients on
French territory and aggravated laundering of

the proceeds of tax
fraud,

and

UBS

(France)

S.A.

guilty

of

aiding

and

abetting
unlawful solicitation and of laundering the proceeds of tax fraud.
The court

imposed fines aggregating

EUR
3.7

billion on

UBS AG
and

UBS

(France)

S.A.

and

awarded

EUR
800

million

of

civil
damages to the French

state. A trial

in the French Court

of Appeal
took place in

March 2021.

On 13 December

2021, the

Court of
Appeal

found

UBS

AG

guilty

of

unlawful

solicitation

and
aggravated

laundering

of

the

proceeds

of

tax

fraud.

The

court
ordered

a

fine

of

EUR
3.75

million,

the

confiscation

of
EUR 1

billion, and

awarded civil

damages to

the French

state of
EUR 800

million. The

court also

found UBS

(France) SA

guilty of
the aiding and abetting of

unlawful solicitation and ordered it

to
pay a fine of EUR 1.875

million. UBS AG has filed an appeal with
the

French

Supreme

Court

to

preserve

its

rights.

The

appeal
enables UBS AG

to thoroughly assess the

verdict of the

Court of
Appeal

and

to

determine

next

steps

in

the

best

interest

of

its
stakeholders. The fine

and confiscation imposed

by the Court

of
Appeal are

suspended during the

appeal. The civil

damages award
has been

paid to

the French

state (EUR
99

million of

which was
deducted from the bail), subject to the result of UBS’s appeal.
Our balance

sheet at

31 December 2021

reflected provisions
with

respect

to

this

matter

in

an

amount

of

EUR
1.1

billion
(USD 1.252

billion

at

31

December

2021).

The

wide

range

of
possible

outcomes

in

this

case

contributes

to

a

high

degree

of
estimation uncertainty and

the provision reflects

our best estimate
of

possible

financial

implications,

although

actual

penalties and
civil

damages

could

exceed

(or

may

be

less

than)

the

provision
amount.
In 2016,

UBS was

notified by

the Belgian

investigating judge
that it

was under

formal investigation

(“
inculpé
”) regarding

the
allegations of

laundering of

proceeds of

tax fraud,

banking and
financial

solicitation

by

unauthorized

persons,

and

serious

tax
fraud.

In

November

2021,

the

Council

Chamber

approved

a
settlement with the Brussels

Prosecution Office for EUR
49

million
without

recognition

of

guilt

with

regard

to

the

allegations

of
banking

and

financial

solicitation

by

unauthorized

persons

and
serious tax fraud. The allegation of laundering of proceeds of tax fraud was dismissed.
Our balance

sheet at

31 December

2021 reflected

provisions
with respect to matters described

in this item 1 in

an amount that
UBS believes

to be

appropriate under

the applicable

accounting
standard.

As

in

the

case

of

other

matters

for

which

we

have
established provisions, the

future outflow of resources

in respect
of

such

matters

cannot

be

determined

with

certainty

based

on
currently

available

information

and

accordingly

may

ultimately
prove

to

be

substantially

greater

(or

may

be

less)

than

the
provision that we have recognized.
2. Claims related to sales of residential mortgage-backed
securities and mortgages
From 2002 through

2007, prior to the

crisis in the US

residential
loan market, UBS was

a substantial issuer and

underwriter of US
residential

mortgage-backed

securities

(RMBS)

and

was

a
purchaser and seller of US residential mortgages.

In November 2018,

the DOJ

filed a

civil complaint

in the

District
Court for

the Eastern

District of

New York.

The complaint

seeks
unspecified

civil

monetary

penalties

under

the

Financial
Institutions

Reform,

Recovery

and

Enforcement

Act

of

1989
related

to

UBS’s

issuance,

underwriting

and

sale

of

40

RMBS
transactions

in

2006

and

2007.

UBS

moved

to

dismiss

the

civil
complaint

on

6 February

2019.

On

10 December

2019,

the
district court denied UBS’s motion to dismiss.

Our balance sheet at

31 December 2021 reflected a

provision
with respect to matters described

in this item 2 in

an amount that
UBS believes

to be

appropriate under

the applicable

accounting
standard.

As

in

the

case

of

other

matters

for

which

we

have
established provisions, the

future outflow of resources

in respect
of

this

matter

cannot

be

determined

with

certainty

based

on
currently

available

information

and

accordingly

may

ultimately
prove

to

be

substantially

greater

(or

may

be

less)

than

the
provision that we have recognized.
3. Madoff
In

relation

to

the

Bernard

L.

Madoff

Investment

Securities

LLC
(BMIS) investment

fraud, UBS

AG, UBS

(Luxembourg) S.A.

(now
UBS

Europe

SE,

Luxembourg

branch)

and

certain

other

UBS
subsidiaries

have

been

subject

to

inquiries

by

a

number

of
regulators,

including

the

Swiss

Financial

Market

Supervisory
Authority

(FINMA)

and

the

Luxembourg

Commission

de
Surveillance du Secteur Financier.

Those inquiries concerned

two
third-party funds established

under Luxembourg

law, substantially
all

assets

of

which

were

with

BMIS,

as

well

as

certain

funds
established in

offshore

jurisdictions with

either direct

or indirect
exposure

to

BMIS.

These

funds

faced

severe

losses,

and

the
Luxembourg

funds

are

in

liquidation.

The

documentation
establishing

both

funds

identifies

UBS

entities

in

various

roles,
including

custodian,

administrator,

manager,

distributor

and
promoter,

and

indicates

that

UBS

employees

serve

as

board
members.
In

2009

and

2010,

the

liquidators

of

the

two

Luxembourg
funds

filed

claims

against

UBS

entities,

non-UBS

entities

and
certain individuals, including current

and former UBS employees,
seeking

amounts

totaling

approximately

EUR
2.1

billion,

which
includes

amounts

that

the

funds

may

be

held

liable

to

pay

the
trustee for the liquidation of BMIS (BMIS Trustee).
A

large

number

of

alleged

beneficiaries

have

filed

claims
against UBS

entities (and

non-UBS entities)

for purported

losses
relating

to

the

Madoff

fraud.

The

majority

of

these

cases

have
been filed in

Luxembourg, where decisions

that the claims

in eight
test

cases

were

inadmissible

have

been

affirmed

by

the
Luxembourg

Court

of

Appeal,

and

the

Luxembourg

Supreme
Court has dismissed a further appeal in one of the test cases.

In the

US, the

BMIS Trustee

filed claims

against UBS

entities,
among others, in relation to the two Luxembourg funds and

one
of

the

offshore

funds.

The

total

amount

claimed

against

all
defendants

in

these

actions

was

not

less

than

USD
2

billion.

In
2014, the US Supreme

Court rejected the BMIS

Trustee’s motion
for leave to appeal decisions dismissing

all claims except those for
the

recovery

of

approximately

USD
125

million

of

payments
alleged to

be fraudulent

conveyances and

preference payments.
In 2016, the bankruptcy court dismissed

these claims against the
UBS entities. In February 2019, the Court of Appeals reversed the dismissal

of

the

BMIS

Trustee’s

remaining

claims,

and

the

US
Supreme Court subsequently denied a

petition seeking review of
the Court

of Appeals’

decision. The

case has

been remanded

to
the Bankruptcy Court for further proceedings.
4. Puerto Rico
Declines since 2013 in the market prices of Puerto Rico municipal bonds and of

closed-end funds

(funds) that

are sole-managed and
co-managed

by

UBS

Trust

Company

of

Puerto

Rico

and
distributed by UBS

Financial Services Incorporated of

Puerto Rico
(UBS PR)

led to

multiple regulatory

inquiries, which

in 2014

and
2015, led to settlements

with the Office

of the Commissioner of
Financial Institutions

for the

Commonwealth of

Puerto Rico,

the
US Securities

and Exchange

Commission (SEC)

and the

Financial
Industry Regulatory Authority.
Since then,

UBS clients

in Puerto

Rico who

own the

funds or
Puerto Rico municipal bonds and/or

who used their UBS account
assets

as

collateral

for

UBS

non-purpose

loans

filed

customer
complaints and arbitration demands seeking aggregate

damages
of USD 3.4

billion, of

which USD
3.1

billion have

been resolved
through

settlements,

arbitration

or

withdrawal

of
  claims .
Allegations include

fraud, misrepresentation

and unsuitability

of
the funds and of the loans.
A

shareholder

derivative

action

was

filed

in

2014

against
various UBS

entities and

current and

certain former

directors of
the funds, alleging hundreds

of millions of US

dollars in losses in
the funds. In

2021, the

parties reached an

agreement to settle

this
matter for USD 15

million, subject to court approval.

In 2011,

a purported

derivative action

was filed

on behalf

of
the Employee Retirement

System of

the Commonwealth of

Puerto
Rico

(System)

against

over

40

defendants,

including

UBS

PR,
which

was

named

in

connection

with

its

underwriting

and
consulting

services.

Plaintiffs

alleged

that

defendants

violated
their

purported

fiduciary

duties

and

contractual

obligations

in
connection

with the

issuance and

underwriting

of USD
3

billion
of

bonds

by

the

System

in

2008

and

sought

damages

of

over
USD 800

million. In 2016, the court granted the System’s request
to

join

the

action

as

a

plaintiff.

In

2017,

the

court

denied
defendants’ motion to

dismiss the complaint.

In 2020, the

court
denied plaintiffs’ motion for summary judgment.
Beginning in 2015, certain

agencies and public corporations

of
the

Commonwealth

of

Puerto

Rico

(Commonwealth)

defaulted
on certain

interest payments

on Puerto

Rico bonds.

In 2016,

US
federal

legislation

created

an

oversight

board

with

power

to
oversee

Puerto

Rico’s

finances

and

to

restructure

its

debt.

The
oversight

board

has

imposed

a

stay

on

the

exercise

of

certain
creditors’

rights.

In

2017,

the oversight

board placed

certain of
the

bonds

into

a

bankruptcy-like

proceeding

under

the
supervision of a Federal District Judge.

In

May

2019,

the

oversight

board

filed

complaints in

Puerto
Rico federal

district court

bringing claims

against financial,

legal
and

accounting

firms

that

had

participated

in

Puerto

Rico
municipal

bond

offerings,

including

UBS,

seeking

a

return

of
underwriting

and

swap

fees

paid

in

connection

with

those
offerings. UBS

estimates that

it received

approximately USD
125
million in fees in the relevant offerings.
In August

2019, and

February and

November 2020,

four US
insurance companies that insured issues of Puerto Rico municipal bonds

sued

UBS

and

several

other

underwriters

of

Puerto

Rico
municipal bonds

in three

separate cases.

The actions

collectively
seek

recovery

of

an

aggregate

of

USD
955

million

in

damages
from

the

defendants.

The

plaintiffs

in

these

cases

claim

that
defendants failed to

reasonably investigate financial

statements in
the

offering

materials

for

the

insured

Puerto

Rico

bonds

issued
between 2002 and 2007, which plaintiffs argue they relied

upon
in agreeing to insure the

bonds notwithstanding that they had

no
contractual

relationship

with

the

underwriters.

Defendants’
motions

to

dismiss

were

granted

in

two

of

the

cases;

those
decisions are

being appealed

by the

plaintiffs. In

the third

case,
defendants’

motion

to

dismiss

was

denied,

but

on

appeal

that
ruling was reversed and the motion to dismiss was granted.
Our balance

sheet at

31 December 2021

reflected

provisions
with respect

to matters described

in this

item 4 in

amounts that
UBS believes

to be

appropriate under

the applicable

accounting
standard.

As

in

the

case

of

other

matters

for

which

we

have
established provisions, the future

outflow of resources

in respect
of

such

matters

cannot

be

determined

with

certainty

based

on
currently

available

information

and

accordingly

may

ultimately
prove

to

be

substantially

greater

(or

may

be

less)

than

the
provisions that we have recognized.
5. Foreign exchange, LIBOR and benchmark rates, and other
trading practices
Foreign exchange-related regulatory matters:

Beginning in 2013,
numerous

authorities

commenced

investigations

concerning
possible manipulation of foreign

exchange markets and precious
metals prices. As a

result of these investigations,

UBS entered into
resolutions

with

Swiss,

US

and

United

Kingdom

regulators

and
the

European

Commission.

UBS

was

granted

conditional
immunity by the

Antitrust Division of

the DOJ and

by authorities
in other jurisdictions

in connection with

potential competition law
violations

relating

to

foreign

exchange

and

precious

metals
businesses.
Foreign exchange-related

civil litigation:

Putative class

actions
have

been

filed

since

2013

in

US

federal

courts

and

in

other
jurisdictions against

UBS and

other banks

on behalf

of putative
classes of persons

who engaged in

foreign currency transactions
with

any

of

the

defendant

banks.

UBS

has

resolved

US

federal
court class

actions relating

to foreign

currency transactions

with
the

defendant

banks

and

persons

who

transacted

in

foreign
exchange futures

contracts and options

on such futures

under a
settlement agreement that provides for UBS

to pay an aggregate
of

USD
141

million

and

provide

cooperation

to

the

settlement
classes.

Certain

class

members

have

excluded

themselves

from
that settlement and have

filed individual actions in

US and English
courts against UBS and other banks, alleging violations of US

and
European competition laws and unjust enrichment.
In

2015,

a

putative

class

action

was

filed

in

federal

court
against UBS and numerous other banks on behalf of persons and businesses in the

US who

directly purchased foreign

currency from
the defendants

and alleged co-conspirators

for their

own end

use.
In March

2017, the

court granted

UBS’s (and

the other

banks’)
motions to dismiss the complaint. The plaintiffs filed an amended complaint in August

2017. In March

2018, the court

denied the
defendants’ motions to dismiss the amended complaint.
LIBOR

and

other

benchmark
-
related

regulatory
matters:

Numerous

government

agencies

conducted

investigations
regarding potential improper attempts by UBS,

among others, to
manipulate

LIBOR

and

other

benchmark

rates

at

certain

times.
UBS

reached

settlements

or

otherwise

concluded

investigations
relating

to

benchmark

interest

rates

with

the

investigating
authorities. UBS

was granted

conditional leniency

or conditional
immunity

from

authorities

in

certain

jurisdictions,

including

the
Antitrust

Division

of

the

DOJ

and

the

Swiss

Competition
Commission

(WEKO),

in

connection

with

potential

antitrust

or
competition law violations related to certain

rates. However, UBS
has not reached a final settlement with WEKO, as

the Secretariat
of WEKO has asserted

that UBS does

not qualify for full

immunity.
LIBOR and

other benchmark-related

civil litigation:

A number
of

putative

class

actions

and

other

actions

are

pending

in

the
federal courts

in New

York against

UBS and

numerous other

banks
on

behalf

of

parties

who

transacted

in

certain

interest

rate
benchmark-based derivatives. Also

pending in the

US and in

other
jurisdictions are a number of

other actions asserting losses

related
to various products whose

interest rates were linked to

LIBOR and
other benchmarks, including

adjustable rate mortgages,

preferred
and debt securities, bonds

pledged as collateral, loans,

depository
accounts,

investments

and

other

interest-bearing

instruments.
The

complaints

allege

manipulation,

through

various

means, of
certain

benchmark

interest rates,

including USD

LIBOR, Euroyen
TIBOR, Yen

LIBOR, EURIBOR, CHF LIBOR,

GBP LIBOR, SGD

SIBOR
and

SOR

and

Australian

BBSW,

and

seek

unspecified
compensatory and other damages under varying legal theories.
USD LIBOR class and individual actions

in the US:
In 2013 and
2015,

the

district

court

in

the

USD LIBOR

actions

dismissed,

in
whole

or

in

part,

certain

plaintiffs’

antitrust

claims,

federal
racketeering

claims, CEA

claims, and

state common

law claims,
and

again

dismissed

the

antitrust

claims

in

2016

following

an
appeal. In

December 2021,

the Second

Circuit affirmed

the district
court’s dismissal in part and

reversed in part and

remanded to the
district court for further proceedings. The Second

Circuit, among
other things,

held that

there was

personal jurisdiction

over UBS
and other

foreign defendants

based on

allegations that

at least
one alleged

co-conspirator undertook an

overt act in

the United
States. Separately, in

2018, the Second

Circuit reversed in

part the
district

court’s

2015

decision

dismissing

certain

individual
plaintiffs’ claims and certain of

these actions are now

proceeding.
In

2018,

the

district

court

denied

plaintiffs’

motions

for

class
certification

in the

USD class actions

for

claims pending

against
UBS, and plaintiffs sought permission to appeal that ruling to the
Second

Circuit.

In

July

2018,

the

Second

Circuit

denied

the
petition to

appeal of

the class

of USD lenders

and in

November
2018 denied

the petition

of the

USD exchange class.

In January
2019, a putative class action

was filed in the District

Court for the
Southern District

of New

York against

UBS and

numerous other
banks

on

behalf

of

US

residents

who,

since

1 February

2014,
directly

transacted

with

a

defendant

bank

in

USD LIBOR
instruments.

The

complaint

asserts

antitrust

claims.

The
defendants moved to

dismiss the complaint

in August 2019.

On
26 March 2020 the

court granted defendants’ motion to

dismiss
the complaint in

its entirety. Plaintiffs

have appealed the

dismissal.
In

August

2020,

an

individual

action

was

filed

in

the

Northern
District

of

California

against

UBS

and

numerous

other

banks
alleging that the

defendants conspired to

fix the interest

rate used
as

the

basis

for

loans

to

consumers

by

jointly

setting

the
USD LIBOR

rate

and

monopolized

the

market

for

LIBOR-based
consumer

loans

and

credit

cards. Defendants

moved

to

dismiss
the complaint in September 2021.
Other benchmark class actions in the US:

Yen

LIBOR / Euroyen TIBOR –
In 2014, 2015 and 2017, the court
in

one

of

the

Yen

LIBOR

/

Euroyen

TIBOR

lawsuits

dismissed
certain

of

the

plaintiffs’

claims,

including

the

plaintiffs’

federal
antitrust

and

racketeering

claims.

In

August

2020,

the

court
granted defendants’

motion for

judgment on

the pleadings

and
dismissed the lone remaining claim in the action as impermissibly extraterritorial.

Plaintiffs

have

appealed.

In

2017,

the

court
dismissed

the

other

Yen

LIBOR

/

Euroyen

TIBOR

action

in

its
entirety

on

standing

grounds.

In

April

2020,

the

appeals

court
reversed the dismissal and in August 2020 plaintiffs

in that action
filed

an

amended

complaint

focused

on

Yen

LIBOR.

The

court
granted in part and denied in part defendants’ motion to dismiss the amended complaint in

September 2021 and plaintiffs and

the
remaining defendants have moved for reconsideration.

CHF LIBOR

– In

2017, the

court dismissed the

CHF LIBOR action
on standing grounds and failure

to state a claim. Plaintiffs

filed an
amended complaint, and the court granted a renewed motion to dismiss

in

September

2019.

Plaintiffs

appealed.

In

September
2021,

the

Second

Circuit

granted

the

parties’

joint

motion

to
vacate the dismissal and

remand the case for

further proceedings.

EURIBOR

– In 2017,

the court in

the EURIBOR lawsuit

dismissed
the case as

to UBS and

certain other foreign defendants

for lack
of personal jurisdiction. Plaintiffs have appealed.

SIBOR / SOR

– In October

2018, the court

in the SIBOR

/ SOR
action

dismissed

all

but

one

of

plaintiffs’

claims

against

UBS.
Plaintiffs

filed

an

amended

complaint,

and

the

court

granted

a
renewed

motion

to

dismiss

in

July

2019.

Plaintiffs

appealed.

In
March 2021,

the Second

Circuit reversed

the dismissal.

Plaintiffs
filed an amended

complaint in October

2021, which defendants
have moved to dismiss.

BBSW

–

In

November

2018,

the

court

dismissed

the

BBSW
lawsuit as to UBS and certain other

foreign defendants for lack of
personal jurisdiction. Plaintiffs

filed an

amended complaint in

April
2019,

which

UBS

and

other

defendants

moved

to

dismiss.

In
February

2020,

the

court

granted

in

part

and

denied

in

part
defendants’

motions

to

dismiss

the

amended

complaint.

In
August 2020,

UBS and

other BBSW

defendants joined

a motion
for

judgment

on

the pleadings,

which

the

court denied

in May
2021.

GBP

LIBOR

–

The

court

dismissed

the

GBP

LIBOR

action

in
August 2019. Plaintiffs have appealed.

Government bonds:

Putative class actions

have been filed since
2015 in US federal courts against UBS and other banks on behalf of persons who

participated in markets for US

Treasury securities
since 2007. A consolidated complaint was filed

in 2017 in the US
District Court for the

Southern District of New

York alleging that
the banks colluded with

respect to, and manipulated

prices of, US
Treasury securities

sold at auction

and in the

secondary

market and
asserting

claims

under the

antitrust

laws and

for unjust

enrichment
Defendants’ motions

to

dismiss the

consolidated complaint was
granted

in

March

2021.

Plaintiffs filed

an

amended

complaint,
which

defendants moved

to

dismiss in

June

2021.

Similar

class
actions have

been filed

concerning European government bonds
and other government

bonds.
In

May

2021,

the

European

Commission

issued

a

decision
finding that

UBS

and

six other

banks breached

European Union
antitrust

rules

in

2007–2011

relating

to

European

government
bonds. The European

Commission

fined UBS EUR
172

million. UBS
is appealing

the amount

of the fine.
With

respect

to

additional

matters

and

jurisdictions

not
encompassed

by

the

settlements

and

orders

referred

to

above,
our balance

sheet at

31 December 2021

reflected a

provision in
an

amount

that

UBS

believes

to

be

appropriate

under

the
applicable accounting

standard. As

in the

case of

other matters
for which

we have

established provisions,

the future

outflow of
resources in

respect of

such matters

cannot be

determined with
certainty based on

currently available information

and accordingly
may ultimately

prove to

be substantially

greater (or

may be

less)
than the provision that we have recognized.
6. Swiss retrocessions
The Federal Supreme Court of Switzerland

ruled in 2012, in

a test
case

against

UBS,

that

distribution

fees

paid

to

a

firm

for
distributing

third-party

and

intra-group

investment

funds

and
structured products must be

disclosed and surrendered to clients
who have

entered into

a discretionary

mandate agreement

with
the firm, absent

a valid

waiver.

FINMA issued

a supervisory

note
to all Swiss

banks in response to

the Supreme Court decision.

UBS
has met

the FINMA

requirements and

has notified all

potentially
affected clients.
The

Supreme

Court

decision

has

resulted,

and

continues

to
result,

in

a

number

of

client

requests

for

UBS

to

disclose

and
potentially

surrender

retrocessions.

Client

requests

are

assessed
on a case-by-case basis. Considerations taken into account when assessing these cases

include, among other

things, the existence
of

a

discretionary

mandate

and

whether

or

not

the

client
documentation

contained

a

valid

waiver

with

respect

to
distribution fees.
Our balance sheet at

31 December 2021 reflected a

provision
with respect to matters described

in this item 6 in

an amount that
UBS believes

to be

appropriate under

the applicable

accounting
standard.

The

ultimate

exposure

will

depend

on

client

requests
and the resolution thereof, factors that

are difficult to predict and
assess. Hence, as in the

case of other matters for

which we have
established provisions, the

future outflow of resources

in respect
of

such

matters

cannot

be

determined

with

certainty

based

on
currently

available

information

and

accordingly

may

ultimately
prove

to

be

substantially

greater

(or

may

be

less)

than

the
provision that we have recognized.